RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2014	May 31, 2016	May 31, 2015	Aug. 31, 2015
Related Party Transaction, Amounts of Transaction		$ 120,000
Related Party Transactions, Payments to Related Party on Execution of Each Milestone		10,000
Related Party Transactions, Payments to Related Party on Termination of Arrangement		10,000
Accounts Payable, Related Parties, Current		10,000
Notes Payable, Related Parties, Noncurrent		101,389		$ 0
Proceeds from Notes Payable		$ 98,000	$ 1,800
Perry Systems, Inc [Member]
Notes Payable, Related Parties, Noncurrent	$ 589			$ 3,389
Related Party Transaction, Rate	4.00%			4.00%
Debt Instrument, Maturity Date	Jun. 01, 2017			Jun. 01, 2017
Perry Systems, Inc [Member] | Minimum [Member]
Related Party Transaction, Rate		3.50%
Perry Systems, Inc [Member] | Maximum [Member]
Related Party Transaction, Rate		4.00%
Perry Systems, Inc [Member] | Related party Notes Due June 1, 2017 [Member]
Notes Payable, Related Parties, Noncurrent		$ 3,389
Debt Instrument, Maturity Date		Jun. 01, 2017
Perry Systems, Inc [Member] | Related party Notes Due February 1, 2018 [Member]
Notes Payable, Related Parties, Noncurrent		$ 34,900
Debt Instrument, Maturity Date		Feb. 01, 2018
Perry Systems, Inc [Member] | Related party Notes Due April 1, 2018 [Member]
Notes Payable, Related Parties, Noncurrent		$ 63,100
Debt Instrument, Maturity Date		Apr. 01, 2018